Loans, Impaired Loans and Allowance for Credit Losses	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Loans, Impaired Loans and Allowance for Credit Losses
13	Loans, Impaired Loans and Allowance for Credit Losses

(a)	Loans at amortized cost

	2021			2020
As at October 31 ($ millions)	Gross loans	Allowance for credit losses	Net carrying amount	Gross loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$319,678	$802	$318,876	$284,684	$884	$283,800
Personal loans	91,540	2,341	89,199	93,758	3,155	90,603
Credit cards	12,450	1,211	11,239	14,797	1,886	12,911
Business and government	218,944	1,272	217,672	217,663	1,714	215,949
Total	$642,612	$5,626	$636,986	$610,902	$7,639	$603,263
(b)	Loans and acceptances outstanding by geography (1)

As at October 31 ($ millions)	2021	2020
Canada:
Residential mortgages	$280,169	$245,044
Personal loans	73,592	73,919
Credit cards	6,213	6,399
Business and government	77,353	74,590
	437,327	399,952
United States:
Personal loans	1,137	823
Business and government	42,295	43,126
	43,432	43,949
Mexico:
Residential mortgages	9,826	9,160
Personal loans	2,454	3,038
Credit cards	540	659
Business and government	18,902	18,356
	31,722	31,213
Chile:
Residential mortgages	17,176	17,231
Personal loans	4,680	5,187
Credit cards	2,299	2,307
Business and government	20,806	22,135
	44,961	46,860
Peru:
Residential mortgages	2,894	2,935
Personal loans	4,536	4,773
Credit cards	467	1,823
Business and government	11,511	12,587
	19,408	22,118
Colombia:
Residential mortgages	2,222	2,114
Personal loans	1,967	2,201
Credit cards	1,608	1,923
Business and government	6,205	4,654
	12,002	10,892
Other International:
Residential mortgages	7,391	8,200
Personal loans	3,174	3,817
Credit cards	1,323	1,686
Business and government	41,872	42,215
	53,760	55,918
Total loans	642,612	610,902
Acceptances (2)	20,404	14,228
Total loans and acceptances (3)	663,016	625,130
Allowance for credit losses	(5,663)	(7,716)
Total loans and acceptances net of allowance for credit losses	$657,353	$617,414

(1)	Geographic segmentation is based on the location of the property for residential mortgages; otherwise, the residence of the borrower.
(2)	1.2% of borrowers reside outside Canada.
(3)
Loans and acceptances denominated in US dollars were $112,919 (2020 – $114,788), in Chilean pesos $36,126 (2020 – $36,812), Mexican pesos $23,363 (2020 – $23,654), and in other foreign currencies $46,403 (2020 – $49,652).

(c)	Loan maturities

As at October 31, 2021	Remaining term to maturity						Rate sensitivity
($ millions)	Within one year	One to five years	Five to ten years	Over ten years	No specific maturity	Total	Floating	Fixed rate	Non-rate sensitive	Total
Residential mortgages	$38,886	$247,343	$12,112	$19,417	$1,920	$319,678	$83,578	$233,217	$2,883	$319,678
Personal loans	15,057	33,414	5,047	1,180	36,842	91,540	37,254	53,374	912	91,540
Credit cards	–	–	–	–	12,450	12,450	–	12,450	–	12,450
Business and government	108,405	100,319	4,973	230	5,017	218,944	120,313	96,546	2,085	218,944
Total	$162,348	$381,076	$22,132	$20,827	$56,229	$642,612	$241,145	$395,587	$5,880	$642,612
Allowance for credit losses	–	–	–	–	(5,626)	(5,626)	–	–	(5,626)	(5,626)
Total loans net of allowance for credit losses	$162,348	$381,076	$22,132	$20,827	$50,603	$636,986	$241,145	$395,587	$254	$636,986

As at October 31, 2020	Remaining term to maturity						Rate sensitivity
($ millions)	Within one year	One to five years	Five to ten years	Over ten years	No specific maturity	Total	Floating	Fixed rate	Non-rate sensitive	Total
Residential mortgages	$44,076	$207,998	$13,216	$16,796	$2,598	$284,684	$51,462	$230,590	$2,632	$284,684
Personal loans	15,307	34,190	4,406	873	38,982	93,758	42,284	49,088	2,386	93,758
Credit cards	–	–	–	–	14,797	14,797	–	14,797	–	14,797
Business and government	107,393	98,383	4,854	1,969	5,064	217,663	143,895	71,187	2,581	217,663
Total	$166,776	$340,571	$22,476	$19,638	$61,441	$610,902	$237,641	$365,662	$7,599	$610,902
Allowance for credit losses	–	–	–	–	(7,639)	(7,639)	–	–	(7,639)	(7,639)
Total loans net of allowance for credit losses	$166,776	$340,571	$22,476	$19,638	$53,802	$603,263	$237,641	$365,662	$(40)	$603,263

(d)	Impaired loans (1)(2)

	2021			2020
As at October 31 ($ millions)	Gross impaired loans (1)	Allowance for credit losses	Net	Gross impaired loans (1)	Allowance for credit losses	Net
Residential mortgages	$1,331	$374	$957	$1,490	$392	$1,098
Personal loans	833	626	207	1,032	820	212
Credit cards	–	–	–	–	–	–
Business and government	2,292	655	1,637	2,531	745	1,786
Total	$4,456	$1,655	$2,801	$5,053	$1,957	$3,096
By geography:
Canada	$1,090	446	644	$1,127	487	640
United States	24	4	20	116	4	112
Mexico	758	269	489	570	222	348
Peru	699	350	349	824	498	326
Chile	512	180	332	775	233	542
Colombia	418	88	330	459	102	357
Other International	955	318	637	1,182	411	771
Total	$4,456	1,655	2,801	$5,053	1,957	3,096

(1)	Interest income recognized on impaired loans during the year ended October 31, 2021 was $53 (2020 – $47).
(2)	Additional interest income of approximately $270 would have been recorded if the above loans had not been classified as impaired (2020 – $310).
(e)	Allowance for credit losses
(i)	Key inputs and assumptions
The Bank’s allowance for credit losses is measured using a three-stage approach based on the extent of credit deterioration since origination. The calculation of the Bank’s allowance for credit losses is an output of complex models with a number of underlying assumptions regarding the choice of variable inputs and their interdependencies. Some of the key drivers include the following:
•	Changes in risk ratings of the borrower or instrument reflecting changes in their credit quality;
•	Changes in the volumes of transactions;
•
Changes in the forward-looking macroeconomic environment reflected in the variables used in the models such as GDP growth, unemployment rates, commodity prices, and house price indices, which are most closely related with credit losses in the relevant portfolio;

•	Changes in macroeconomic scenarios and the probability weights assigned to each scenario; and
•	Borrower migration between the three stages
The Bank determines its allowance for credit losses using four probability-weighted forward-looking scenarios (base case, optimistic, pessimistic and pessimistic front loaded). The Bank considers both internal and external sources of information and data to achieve unbiased projections and forecasts in determining the allowance for credit losses. The Bank prepares the scenarios using forecasts generated by Scotiabank Economics (SE). The forecasts are generated using models whose outputs are modified by SE as necessary to formulate a ‘base case’ view of the most probable future direction of economic developments. The development of the baseline and alternative scenarios is overseen by a governance committee that consists of internal stakeholders from across the Bank. The final baseline and alternative scenarios reflect significant review and oversight, and incorporate judgment both in the determination of the scenarios’ forecasts and the probability weights that are assigned to them.

(ii)	Key macroeconomic variables
The inputs and models used for calculating expected credit losses may not always capture all characteristics of the market at the date of the financial statements. Qualitative adjustments or overlays may be made for certain portfolios or geographies as temporary adjustments in circumstances where, in the Bank’s view, the inputs, assumptions, and/or modelling techniques do not capture all relevant risk factors including the emergence of economic or political events.
The Bank has applied expert credit judgement in the assessment of underlying credit deterioration and migration of balances to progressive stages. The Bank considered both quantitative and qualitative information in the assessment of significant increase in credit risk.
The Bank’s models are calibrated to consider past performance and macroeconomic forward-looking variables as inputs. The Bank has generated a forward-looking base case scenario and three alternate forward-looking scenarios. In these scenarios the Bank considered recovery time periods ranging from more immediate (V shape), mid-term (W shape) to longer-term (L shape) periods.
While the base case scenario shows continued strong growth economy-wide, growth and employment in individual industries is expected to show considerable heterogeneity, many industries either have already fully recovered or are expected to fully recover to the pre-pandemic level over the course of the next few quarters. In contrast, the activity in a few sectors is expected to remain below the pre-pandemic levels for some time despite strong growth. This industry-level pattern is referred to as a K-shaped recovery, and while not explicitly simulated in the base case scenario, it is incorporated through the consideration of significant increase in risk through expert credit judgement.

The following table shows certain key macroeconomic variables used to estimate the allowance for credit losses. For the base case, optimistic and pessimistic scenarios, the projections are provided for the next 12 months and for the remaining forecast period, which represents a medium-term view.

	Base Case Scenario		Alternative Scenario – Optimistic		Alternative Scenario – Pessimistic		Alternative Scenario – Pessimistic Front Loaded (1)
October 31, 2021	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period

Canada
Real GDP growth, y/y % change	3.4	1.9	5.3	2.8	-1.3	3.1	-7.4	4.3
Unemployment rate, average %	6.3	5.7	5.6	4.1	8.8	6.3	11.7	8.2
Bank of Canada overnight rate target, average %	0.3	2.0	0.9	3.6	0.3	1.2	0.3	0.5
HPI – Housing Price Index, y/y % change	11.1	2.1	13.2	3.9	3.9	3.3	-2.7	3.9
USDCAD exchange rate, average	1.24	1.21	1.23	1.20	1.28	1.21	1.30	1.24

US
Real GDP growth, y/y % change	5.7	1.6	7.3	2.1	2.4	2.4	-1.4	3.5
Unemployment rate, average %	3.8	3.5	3.4	3.2	5.6	4.1	6.8	5.6

Mexico
Real GDP growth, y/y % change	2.8	1.9	4.3	2.7	-0.4	2.7	-4.2	3.8
Unemployment rate, average %	4.0	4.0	3.6	3.1	6.5	4.5	9.4	6.4

Chile
Real GDP growth, y/y % change	6.7	2.2	8.8	3.1	3.4	3.1	-0.5	4.2
Unemployment rate, average %	6.5	6.2	5.9	5.6	9.0	6.7	12.0	8.6

Peru
Real GDP growth, y/y % change	5.0	3.2	7.7	4.3	3.6	3.7	0.0	4.7
Unemployment rate, average %	8.8	7.5	6.0	3.4	10.8	8.1	13.8	10.0

Colombia
Real GDP growth, y/y % change	5.0	3.5	6.8	4.8	3.6	4.0	0.0	5.0
Unemployment rate, average %	13.7	11.2	12.0	8.2	15.6	11.8	18.6	13.7

Caribbean
Real GDP growth, y/y % change	4.9	4.1	6.2	4.9	3.9	4.6	0.3	5.6

Global
WTI oil price, average USD/bbl	69	70	75	86	61	67	57	57
Copper price, average USD/lb	4.20	4.20	4.36	4.78	3.93	4.05	3.81	3.62
Global GDP, y/y % change	5.07	3.02	6.54	3.90	2.44	3.68	-0.69	4.48

(1)
Allowance for credit losses as of October 31, 2019, were determined using three probability-weighted scenarios (base case, optimistic and pessimistic). Starting Q1, 2020, the Bank added an additional pessimistic front loaded scenario to its measurement methodology.

	Base Case Scenario		Alternative Scenario – Optimistic		Alternative Scenario – Pessimistic		Alternative Scenario – Pessimistic Front Loaded (1)
October 31, 2020	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period

Canada
Real GDP growth, y/y % change	3.1	2.2	4.7	2.7	-2.0	3.8	-10.8	6.4
Unemployment rate, average %	7.3	5.5	6.7	4.7	9.9	5.8	14.1	7.1
Bank of Canada overnight rate target, average %	0.3	0.8	0.5	1.2	0.3	0.4	0.3	0.3
HPI – Housing Price Index, y/y % change	0.4	2.8	1.9	3.3	-6.3	4.6	-15.2	6.8
USDCAD exchange rate, average	1.30	1.25	1.30	1.25	1.37	1.27	1.40	1.33

US
Real GDP growth, y/y % change	2.5	2.2	3.6	2.4	-0.5	3.1	-7.4	5.2
Unemployment rate, average %	6.3	3.5	6.1	3.3	8.1	4.1	10.5	7.0

Mexico
Real GDP growth, y/y % change	1.0	2.3	2.5	2.6	-1.8	3.1	-8.7	5.3
Unemployment rate, average %	7.3	4.5	6.8	3.9	9.9	4.9	14.1	6.2

Chile
Real GDP growth, y/y % change	3.8	2.6	5.6	3.2	0.8	3.4	-6.2	5.6
Unemployment rate, average %	12.1	7.3	11.6	6.9	14.7	7.7	18.9	8.9

Peru
Real GDP growth, y/y % change	3.7	3.8	5.0	4.4	2.9	4.4	-3.5	6.3
Unemployment rate, average %	12.4	8.1	11.3	6.3	14.2	8.5	18.5	9.7

Colombia
Real GDP growth, y/y % change	1.9	3.5	3.0	4.0	1.1	4.0	-5.2	6.0
Unemployment rate, average %	14.4	8.2	13.6	6.8	16.2	8.7	20.5	9.8

Caribbean
Real GDP growth, y/y % change	2.2	4.1	3.3	4.4	1.0	4.7	-6.6	5.9

Global
WTI oil price, average USD/bbl	48	58	52	68	42	54	37	38
Copper price, average USD/lb	3.00	3.19	3.09	3.42	2.79	3.06	2.66	2.64
Global GDP, y/y % change	4.44	3.28	5.63	3.72	2.36	3.91	-2.67	5.34

(1)
Allowance for credit losses as of October 31, 2019, were determined using three probability-weighted scenarios (base case, optimistic and pessimistic). Starting Q1, 2020, the Bank added an additional pessimistic front loaded scenario to its measurement methodology.

(iii)	Sensitivity
The weighting of these multiple scenarios increased our reported allowance for credit losses for financial assets in Stage 1 and Stage 2, relative to our base case scenario, to $4,076 million (2020 – $5,863 million) from $3,998 million (2020 – $5,407 million). If we were to only use our pessimistic front loaded scenario for the measurement of allowance for credit losses for such assets, our allowance for credit losses on performing financial instruments would be $866 million higher than the reported allowance for credit losses as at October 31, 2021 (2020 – $1,944 million). Actual results will differ as this does not consider the migration of exposures or incorporate changes that would occur in the portfolio due to risk mitigation actions and other factors.
Under our current probability-weighted scenarios, if all of our performing financial assets were in Stage 1, reflecting a 12 month expected loss period, the allowance for credit losses would be $407 million (2020 – $495 million) lower than the reported allowance for credit losses on performing financial assets.

(iv)	Allowance for credit losses

($ millions)	Balance as at November 1, 2020	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at October 31, 2021
Residential mortgages	$884	$91	$(84)	$(89)	$802
Personal loans	3,155	928	(1,559)	(183)	2,341
Credit cards	1,886	772	(1,340)	(107)	1,211
Business and government	1,892	17	(375)	(160)	1,374
	$7,817	$1,808	$(3,358)	$(539)	$5,728
Presented as:
Allowance for credit losses on loans	$7,639				$5,626
Allowance for credit losses on acceptances	77				37
Allowance for credit losses on off-balance sheet exposures	101				65

($ millions)	Balance as at November 1, 2019	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at October 31, 2020
Residential mortgages	$680	$418	$(79)	$(135)	$884
Personal loans	2,065	2,632	(1,381)	(161)	3,155
Credit cards	1,255	1,672	(975)	(66)	1,886
Business and government	1,139	1,362	(506)	(103)	1,892
	$5,139	$6,084	$(2,941)	$(465)	$7,817
Presented as:
Allowance for credit losses on loans	$5,077				$7,639
Allowance for credit losses on acceptances	6				77
Allowance for credit losses on off-balance sheet exposures	56				101

Allowance	for credit losses on loans

As at October 31, 2021 ($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$152	$276	$374	$802
Personal loans	644	1,071	626	2,341
Credit cards	352	859	–	1,211
Business and government	186	431	655	1,272
Total (1)	$1,334	$2,637	$1,655	$5,626

(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks which amounted to $105.

As at October 31, 2020 ($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$190	$302	$392	$884
Personal loans	864	1,471	820	3,155
Credit cards	501	1,385	–	1,886
Business and government	409	560	745	1,714
Total (1)	$1,964	$3,718	$1,957	$7,639

(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks which amounted to $181.

The following table presents the changes to the allowance for credit losses on loans
.

	As at October 31, 2021				As at October 31, 2020
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of the year	$190	$302	$392	$884	$126	$229	$325	$680
Provision for credit losses
Remeasurement (1)	(143)	70	149	76	(20)	150	237	367
Newly originated or purchased financial assets	49	–	–	49	39	–	–	39
Derecognition of financial assets and maturities	(10)	(24)	–	(34)	(4)	(14)	–	(18)
Changes in models and methodologies	–	–	–	–	7	6	17	30
Transfer to (from):
Stage 1	88	(74)	(14)	–	111	(90)	(21)	–
Stage 2	(12)	62	(50)	–	(18)	101	(83)	–
Stage 3	–	(32)	32	–	–	(42)	42	–
Gross write-offs	–	–	(111)	(111)	–	–	(97)	(97)
Recoveries	–	–	27	27	–	–	18	18
Foreign exchange and other movements (6)	(10)	(28)	(51)	(89)	(51)	(38)	(46)	(135)
Balance at end of year (2)	$152	$276	$374	$802	$190	$302	$392	$884
Personal loans
Balance at beginning of the year	$864	$1,471	$820	$3,155	$609	$865	$591	$2,065
Provision for credit losses
Remeasurement (1)	(1,119)	1,023	984	888	(559)	1,582	1,373	2,396
Newly originated or purchased financial assets	525	–	–	525	424	–	–	424
Derecognition of financial assets and maturities	(171)	(314)	–	(485)	(92)	(161)	–	(253)
Changes in models and methodologies	–	–	–	–	16	33	16	65
Transfer to (from):
Stage 1	882	(869)	(13)	–	832	(821)	(11)	–
Stage 2	(253)	325	(72)	–	(282)	358	(76)	–
Stage 3	(43)	(487)	530	–	(6)	(343)	349	–
Gross write-offs	–	–	(1,833)	(1,833)	–	–	(1,611)	(1,611)
Recoveries	–	–	274	274	–	–	230	230
Foreign exchange and other movements (6)	(41)	(78)	(64)	(183)	(78)	(42)	(41)	(161)
Balance at end of year (2)	$644	$1,071	$626	$2,341	$864	$1,471	$820	$3,155
Credit cards
Balance at beginning of the year	$501	$1,385	$–	$1,886	$424	$831	$–	$1,255
Provision for credit losses
Remeasurement (1)	(452)	299	972	819	(213)	1,174	661	1,622
Newly originated or purchased financial assets	117	–	–	117	155	–	–	155
Derecognition of financial assets and maturities	(70)	(94)	–	(164)	(72)	(68)	–	(140)
Changes in models and methodologies	–	–	–	–	6	29	–	35
Transfer to (from):
Stage 1	382	(382)	–	–	365	(365)	–	–
Stage 2	(103)	103	–	–	(146)	146	–	–
Stage 3	–	(389)	389	–	–	(307)	307	–
Gross write-offs	–	–	(1,543)	(1,543)	–	–	(1,163)	(1,163)
Recoveries	–	–	203	203	–	–	188	188
Foreign exchange and other movements (6)	(23)	(63)	(21)	(107)	(18)	(55)	7	(66)
Balance at end of year (2)	$352	$859	$–	$1,211	$501	$1,385	$–	$1,886
Business and government
Balance at beginning of the year	$478	$592	$745	$1,815	$191	$263	$679	$1,133
Provision for credit losses
Remeasurement (1)	(262)	11	402	151	146	467	647	1,260
Newly originated or purchased financial assets	325	–	–	325	315	–	–	315
Derecognition of financial assets and maturities	(320)	(72)	(11)	(403)	(200)	(72)	(16)	(288)
Changes in models and methodologies	(4)	(11)	–	(15)	11	2	–	13
Transfer to (from):
Stage 1	66	(66)	–	–	48	(48)	–	–
Stage 2	(53)	54	(1)	–	(28)	31	(3)	–
Stage 3	–	(9)	9	–	(2)	(27)	29	–
Gross write-offs	–	–	(414)	(414)	–	–	(534)	(534)
Recoveries	–	–	39	39	–	–	28	28
Foreign exchange and other movements	(18)	(29)	(114)	(161)	(3)	(24)	(85)	(112)
Balance at end of period including off-balance sheet exposures (2)	$212	$470	$655	$1,337	$478	$592	$745	$1,815
Less: Allowance for credits losses on off-balance sheet exposures (2)(3)	26	39	–	65	69	32	–	101
Balance at end of year (2)	$186	$431	$655	$1,272	$409	$560	$745	$1,714

(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Interest income on impaired loans for residential mortgages, personal loans, credit cards, and business and government loans totaled $270 (2020 – $310).
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position .
(4)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(5)
During the year ended October 31, 2021, the contractual terms of certain financial assets were modified where the modification did not result in derecognition. The carrying value of such loans that were modified in Stage 2 and Stage 3 was $1,505 and $854 respectively, before the modification.

(6)	Divestitures are included in the foreign exchange and other movements.
(f)	Carrying value of exposures by risk rating

Residential mortgages	As at October 31, 2021				As at October 31, 2020
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$187,163	$5,610	$–	$192,773	$167,233	$1,892	$–	$169,125
Low	69,306	1,768	–	71,074	61,988	1,495	–	63,483
Medium	9,170	3,690	–	12,860	10,914	2,071	–	12,985
High	904	2,284	–	3,188	1,197	3,435	–	4,632
Very high	16	643	–	659	13	596	–	609
Loans not graded (2)	34,122	3,671	–	37,793	28,787	3,573	–	32,360
Default	–	–	1,331	1,331	–	–	1,490	1,490
Total	300,681	17,666	1,331	319,678	270,132	13,062	1,490	284,684
Allowance for credit losses	152	276	374	802	190	302	392	884
Carrying value	$300,529	$17,390	$957	$318,876	$269,942	$12,760	$1,098	$283,800

(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at October 31, 2021				As at October 31, 2020
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$30,085	$168	$–	$30,253	$29,557	$499	$–	$30,056
Low	25,719	574	–	26,293	25,508	1,793	–	27,301
Medium	8,290	1,127	–	9,417	6,619	2,779	–	9,398
High	5,686	2,307	–	7,993	5,809	2,964	–	8,773
Very high	82	1,157	–	1,239	318	1,367	–	1,685
Loans not graded (2)	14,159	1,353	–	15,512	13,629	1,884	–	15,513
Default	–	–	833	833	–	–	1,032	1,032
Total	84,021	6,686	833	91,540	81,440	11,286	1,032	93,758
Allowance for credit losses	644	1,071	626	2,341	864	1,471	820	3,155
Carrying value	$83,377	$5,615	$207	$89,199	$80,576	$9,815	$212	$90,603

(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at October 31, 2021				As at October 31, 2020
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$1,517	$76	$–	$1,593	$1,318	$20	$–	$1,338
Low	2,288	135	–	2,423	1,971	184	–	2,155
Medium	2,666	166	–	2,832	2,416	393	–	2,809
High	2,237	1,225	–	3,462	2,229	1,799	–	4,028
Very high	21	509	–	530	41	843	–	884
Loans not graded (1)	1,158	452	–	1,610	2,414	1,169	–	3,583
Default	–	–	–	–	–	–	–	–
Total	9,887	2,563	–	12,450	10,389	4,408	–	14,797
Allowance for credit losses	352	859	–	1,211	501	1,385	–	1,886
Carrying value	$9,535	$1,704	$–	$11,239	$9,888	$3,023	$–	$12,911

(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at October 31, 2021				As at October 31, 2020
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$88,308	$14	$–	$88,322	$85,242	$6	$–	$85,248
Low	17,880	12	–	17,892	16,775	39	–	16,814
Medium	6,858	36	–	6,894	5,739	123	–	5,862
High	3,103	745	–	3,848	2,201	705	–	2,906
Very high	24	212	–	236	3	134	–	137
Loans not graded (1)	9,126	2,204	–	11,330	11,113	4,501	–	15,614
Default	–	–	–	–	–	–	–	–
Carrying value	$125,299	$3,223	$–	$128,522	$121,073	$5,508	$–	$126,581

(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total retail loans	As at October 31, 2021				As at October 31, 2020
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$307,073	$5,868	$–	$312,941	$283,350	$2,417	$–	$285,767
Low	115,193	2,489	–	117,682	106,242	3,511	–	109,753
Medium	26,984	5,019	–	32,003	25,688	5,366	–	31,054
High	11,930	6,561	–	18,491	11,436	8,903	–	20,339
Very high	143	2,521	–	2,664	375	2,940	–	3,315
Loans not graded (2)	58,565	7,680	–	66,245	55,943	11,127	–	67,070
Default	–	–	2,164	2,164	–	–	2,522	2,522
Total	519,888	30,138	2,164	552,190	483,034	34,264	2,522	519,820
Allowance for credit losses	1,148	2,206	1,000	4,354	1,555	3,158	1,212	5,925
Carrying value	$518,740	$27,932	$1,164	$547,836	$481,479	$31,106	$1,310	$513,895

(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at October 31, 2021				As at October 31, 2020
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$110,786	$892	$–	$111,678	$105,757	$1,290	$–	$107,047
Non-Investment grade	91,945	7,570	–	99,515	93,998	8,840	–	102,838
Watch list	31	3,266	–	3,297	47	3,101	–	3,148
Loans not graded (2)	2,151	11	–	2,162	2,063	36	–	2,099
Default	–	–	2,292	2,292	–	–	2,531	2,531
Total	204,913	11,739	2,292	218,944	201,865	13,267	2,531	217,663
Allowance for credit losses	186	431	655	1,272	409	560	745	1,714
Carrying value	$204,727	$11,308	$1,637	$217,672	$201,456	$12,707	$1,786	$215,949

(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Business and government	As at October 31, 2021				As at October 31, 2020
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$186,056	$1,266	$–	$187,322	$182,580	$1,280	$–	$183,860
Non-investment grade	66,009	3,786	–	69,795	59,600	4,336	–	63,936
Watch list	12	2,160	–	2,172	6	1,704	–	1,710
Loans not graded (2)	4,155	–	–	4,155	3,702	309	–	4,011
Default	–	–	102	102	–	–	161	161
Total	256,232	7,212	102	263,546	245,888	7,629	161	253,678
Allowance for credit losses	26	39	–	65	69	32	–	101
Carrying value	$256,206	$7,173	$102	$263,481	$245,819	$7,597	$161	$253,577

(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total non-retail loans	As at October 31, 2021				As at October 31, 2020
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$296,842	$2,158	$–	$299,000	$288,337	$2,570	$–	$290,907
Non-investment grade	157,954	11,356	–	169,310	153,598	13,176	–	166,774
Watch list	43	5,426	–	5,469	53	4,805	–	4,858
Loans not graded (2)	6,306	11	–	6,317	5,765	345	–	6,110
Default	–	–	2,394	2,394	–	–	2,692	2,692
Total	461,145	18,951	2,394	482,490	447,753	20,896	2,692	471,341
Allowance for credit losses	212	470	655	1,337	478	592	745	1,815
Carrying value	$460,933	$18,481	$1,739	$481,153	$447,275	$20,304	$1,947	$469,526

(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

(g)	Loans past due but not impaired (1)
A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired because they are either less than 90 days past due or fully secured and collection efforts are reasonably expected to result in repayment, or restoring it to a current status in accordance with the Bank’s policy. In cases where borrowers have opted to participate in payment deferral programs as a result of COVID-19, deferral of payments is not considered past due and such loans are not aged further during the deferral period.

	2021 (2)				2020 (2)
As at October 31 ($ millions)	31 – 60 days	61 – 90 days	91 days and greater (3)	Total	31 – 60 days	61 – 90 days	91 days and greater (3)	Total
Residential mortgages	$732	$327	$–	$1,059	$663	$282	$–	$945
Personal loans	411	210	–	621	604	273	–	877
Credit cards	125	83	201	409	401	166	277	844
Business and government	124	24	–	148	288	103	–	391
Total	$1,392	$644	$201	$2,237	$1,956	$824	$277	$3,057

(1)	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
(2)
For loans where payment deferrals were granted, deferred payments are not considered past due and such loans are not aged further during the deferral period. Regular ageing of the loans resumes, after the end of the deferral period.

(3)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.

(h)	Purchased credit-impaired loans
Certain financial assets including loans are credit-impaired on initial recognition either through acquisition or origination. The following table provides details of such assets:

As at October 31 ($ millions)	2021	2020
Unpaid principal balance (1)	$303	$393
Credit related fair value adjustments	(68)	(93)
Carrying value	235	300
Stage 3 allowance	(1)	(10)
Carrying value net of related allowance	$234	$290

(1)	Represents principal amount owed net of write-offs.